Non concealable Operating Lease (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating lease commitments	€ 13,500
Not later than one year [member]
Operating lease commitments	3,902	€ 3,853	€ 3,277
Later than two years and not later than five years [member]
Operating lease commitments	9,557	12,598	4,750
After five years [Member]
Operating lease commitments	€ 0	€ 0	€ 0